Financial Instruments (Schedule of Effect of 100 Basis Point Change on Profit and Loss) (Details) - Variable rate instruments [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
100 bp increase	$ 290	$ 1,311
100 bp decrease	$ (290)	$ (1,311)